Capital Stock and Changes in Capital Accounts, textuals 1 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Feb. 19, 2020	May 31, 2018	Nov. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Capital Shares Reserved For Future Issuance	4,924,759
Equity Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, Number of Shares Authorized			13,000,000	5,000,000
Restricted Stock [Member] | Executive Management And Non-Executive Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, Number of Shares Authorized		2,200,000
Vesting period (in years)	3 years
Restricted Stock [Member] | Equity Incentive Plan 2014 | Executive Management And Non-Executive Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date, fair value		$ 5,984